15. Financiale leases (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Finance lease receivables	R$ 156,378	R$ 208,049
Current portion	(4,931)	(22,491)
Non-current portion	151,447	185,558
LT Amazonas [Member]
Disclosure of financial assets [line items]
Finance lease receivables	R$ 156,378	R$ 208,049